Note 12 - Options (Details Textual)				1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 05, 2023 USD ($) $ / shares shares	Apr. 01, 2022 $ / shares	Mar. 30, 2022 $ / shares	Jul. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 03, 2021 shares	Dec. 31, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares) | shares					650,708		590,991	541,187		459,524
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share) | $ / shares					$ 4.64		$ 4.53	$ 6.77		$ 8.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)					7 years 7 months 6 days		8 years 1 month 6 days
Share-Based Payment Arrangement, Expense					$ 524,696	$ 731,499
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 995,525
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares							$ 2.99	$ 4.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares) | shares					0	0
Nineteen Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares) | shares	46,405
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 3.66
Three Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares) | shares				16,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares				$ 4.61
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares) | shares							590,991
Share-Based Payment Arrangement, Expense					$ 399,436	$ 651,501
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount							$ 1,203,511
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares) | shares							0	0
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member]
Share-Based Payment Arrangement, Expense					12,143
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount							$ 70,420
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares		$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	84.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value	3.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value	$ 170,028
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	60.00%	60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years	3 years
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	20.00%	20.00%
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member]
Share-Based Payment Arrangement, Expense					2,103
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount							$ 26,756
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares			$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate				90.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value				2.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value				$ 47,182
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 45,079
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			60.00%	60.00%
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			20.00%	20.00%
The 2020 Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares) | shares									814,150